Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 3,540	$ 2,596	$ 5,330	$ 10,124
Amortization of internal use software	$ 34	$ 62	144	175
Loss on satellite deorbit and launch failure			$ 666	$ 2,372